Events after the balance sheet date (Details) $ / shares in Units, £ in Billions, $ in Billions	Jul. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($)	May 31, 2025 USD ($)	Feb. 28, 2025 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase amount			$ 3.0	£ 2.0
French portfolio of home and certain other loans
Disclosure of non-adjusting events after reporting period [line items]
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income		$ 1.4
Share buy-back programme
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase amount	$ 3.0
Ordinary shares | Second interim dividend
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in USD per share) | $ / shares	$ 0.10